Summary of Significant Accounting Policies - Recently adopted accounting pronouncements (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained earnings	$ (286.7)	$ (198.3)	$ (89.8)
Cumulative Effect, Period of Adoption, Adjustment | Revision of Prior Period, Adjustment
Retained earnings		$ 0.0